Principal Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel

May 5, 2025

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE:    Principal Life Insurance Company Separate Account B (“Registrant”)
Principal Strategic Income (“Contract”)
Post-Effective Amendment No. 6 to Registration Statement
File No.: 333-282080

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Registrant certifies that the forms of Prospectus and Statement of Additional Information for the Contract that would have been filed under Rule 497(b) or (c) under the Act would not have differed from that contained in the Amendment. The Amendment was filed electronically with the Securities and Exchange Commission on April 30, 2025 and is the most recent post-effective amendment to the Registrant’s registration statement with respect to the Contract.

If you have any questions regarding this filing, please call me at 515-247-6785.

Very truly yours,

/s/ Scott Van Wyngarden

Scott Van Wyngarden
Counsel, Registrant